Note 5 - Blanket Zimbabwe Indigenisation Transaction	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of the Blanket Zimbabwe indigenisation transaction [text block]
5	Blanket Zimbabwe Indigenisation Transaction

On
February 20, 2012
the Group announced it had signed a Memorandum of Understanding (“MoU”) with the Minister of Youth, Development, Indigenisation and Empowerment of the Government of Zimbabwe pursuant to which the Group agreed that indigenous Zimbabweans would acquire an effective
51%
ownership interest in the Blanket Mine for a transactional value of
$30.09
million. Pursuant to the above, the Group entered into agreements with each Indigenisation Shareholder to transfer
51%
of the Group’s ownership interest in Blanket Mine as follows:

•	sold a 16% interest to the National Indigenisation and Economic Empowerment Fund (“NIEEF”) for $11.74 million;
•	sold a 15% interest to Fremiro Investments (Private) Limited (“Fremiro”), which is owned by indigenous Zimbabweans, for $11.01 million;
•	sold a
10%
interest to Blanket Employee Trust Services (Private) Limited (“BETS”) for the benefit of present and future managers and employees for
$7.34
million. The shares in BETS are held by the Blanket Mine Employee Trust (“Employee Trust”) with Blanket Mine’s employees holding participation units in the Employee Trust; and
•	donated a 10% ownership interest to the Gwanda Community Share Ownership Trust (“Community Trust”). In addition Blanket Mine paid a non-refundable donation of $1 million to the Community Trust.

The Group facilitated the vendor funding of these transactions which is repaid by way of dividends from Blanket Mine.
80%
of dividends declared by Blanket Mine are used to repay such loans and the remaining
20%
unconditionally accrues to the respective Indigenous Shareholders. The timing of the repayment of the loans depends on the future financial performance of Blanket Mine and the extent of future dividends declared by Blanket Mine.
Subsequent to the Indigenisation Transaction the facilitation loans relating to the Group were transferred as a dividend in specie to wholly-owned subsidiaries in the Group.

Accounting treatment

The directors of Caledonia Holding Zimbabwe (Private) Limited (“CHZ”), a wholly owned subsidiary of the Company, performed an assessment, using the requirements of IFRS
10:
Consolidated Financial Statements
(IFRS
10
), and concluded that CHZ should continue to consolidate Blanket Mine and accounted for the transaction as follows:
•	Non-controlling interests (NCI) are recognised on the portion of shareholding upon which dividends declared by Blanket Mine accrue unconditionally to equity holders as follows:

-	20% of the 16% shareholding of NIEEF;

-	20% of the 15% shareholding of Fremiro; and

-	100% of the 10% shareholding of the Community Trust.

•	This effectively means that NCI is recognised at Blanket Mine level at 16.2% of the net assets.

•
The remaining
80%
of the shareholding of NIEEF and Fremiro is recognised as non-controlling interests to the extent that their attributable share of the net asset value of Blanket Mine exceeds the balance on the facilitation loans including interest. At
December 31, 2017
the attributable net asset value did
not
exceed the balance on the respective loan accounts and thus
no
additional NCI was recognised.

•
The transaction with the BETS is accounted for in accordance with IAS
19
Employee Benefits
(profit sharing arrangement) as the ownership of the shares does not
ultimately pass to the employees. The employees are entitled to participate in
20%
of the dividends accruing to the
10%
shareholding in Blanket Mine if they are employed at the date of such distribution. To the extent that
80%
of the attributable dividends exceed the balance on the BETS facilitation loan they will accrue to the employees at the date of such declaration.

•
The Employee Trust and BETS are structured entities which are effectively controlled and consolidated by Blanket Mine. Accordingly, the shares held by BETS are effectively treated as treasury shares in Blanket Mine and no
NCI is recognised.

Amendments to the facilitation and advanced dividend loan agreements

Interest modification

On
June 23, 2017,
the Group, Blanket Mine and the Indigenous Shareholders of Blanket Mine reached agreement to change the interest terms of the facilitation and advanced dividend loan agreements. The agreements changed the interest rate from the previously agreed
12
month LIBOR +
10%
to the lower of a fixed
7.25%
per annum, payable quarterly or
80%
of the Blanket Mine dividend in the quarter. The modification was considered beneficial to the Indigenous Shareholders and gave rise to an equity-settled share based expense of
$806
on
June 23, 2017
when all parties reached agreement to modify the interest charged. It was agreed that the interest change was to be applied to the facilitation and advanced dividend loan balances from
January 1, 2017.
The assumptions and methodologies used to quantify the equity-settled share-based payment expense relating to the beneficial interest modification are detailed in note
23.1.

Dividend and interest moratorium

Blanket Mine suspended dividend payments from
January 1, 2015
until
August 1, 2016
to facilitate capital expenditure on the Blanket Mine investment programme. As a result the repayments of facilitation loans by the Indigenous Shareholders were also suspended. A moratorium was placed on the interest of the facilitation and advanced dividend loans until such time as dividends resumed. Due to the suspension of dividends and the moratorium on interest, no
repayments were made or interest accumulated from
December 31, 2014
until
July 31, 2016.
The dividends and interest resumed on
August 1, 2016,
when Blanket Mine declared a dividend. The amendment was
not
considered beneficial to the Indigenous shareholders.

Blanket’s indigenisation shareholding percentages and facilitation loan balances

				Balance of facilitation loan #
USD 000's	Shareholding	NCI Recognised	NCI subject to facilitation loan	Dec, 31, 2017	Dec, 31 2016
NIEEF	16%	3.2%	12.8%	11,879	11,990
Fremiro	15%	3.0%	12.0%	11,504	11,682
Community Trust	10%	10.0%	-	-	-
BETS	10%	- *	- *	7,669	7,788
	51%	16.2%	24.8%	31,052	31,460

The balance on the facilitation loans is reconciled as follows:

Balance at January 1, 2016	31,336
Interest accrued	1,359
Dividends used to repay loans	(1,235)
Balance at December 31, 2016	31,460
Interest accrued	1,136
Dividends used to repay loans	(1,544)
Balance at December 31, 2017	31,052

*The shares held by BETS are effectively treated as treasury shares (see above). The BETS facilitation loan earnings are accounted for under
IAS19
Employee Benefits
as an employee charge under Production cost
.

# Facilitation loans are accounted for as equity instruments and are accordingly not
recognised as loans receivable.

Advance dividends

In anticipation of completion of the underlying subscription agreements, Blanket Mine agreed to an advance dividend arrangements with NIEEF and the Community Trust as follows:

Advances made to the Community Trust against their right to receive dividends declared by Blanket Mine on their shareholding as follows:

•	a $2 million payment on or before September 30, 2012;
•	a $1 million payment on or before February 28, 2013; and
•	a $1 million payment on or before April 30, 2013.

These advance payments were debited to a loan account bearing interest at a rate at the lower of a fixed
7.25%
per annum, payable quarterly or the Blanket Mine dividend in the quarter to the advanced dividend loan holder.
The loan is repayable by way of set off of future dividends on the Blanket Mine shares owed by the Community Trust. Advances made to NIEEF as an advanced dividend loan before
2013
has been settled through Blanket Mine dividend repayments in fiscal
2014.

The advance dividend payments were recognised as distributions to shareholders and they are classified as equity instruments. The loans arising are not
recognised as loans receivable, because repayment is by way of uncertain future dividends.

The movement in the advance dividend loan to the Community trust is reconciled as follows:

Total

Balance at January 1, 2016	3,237
Interest accrued	133
Dividends used to repay advance dividends	(370)
Balance at December 31, 2016	3,000
Interest accrued	104
Dividends used to repay advance dividends	(500)
Balance at December 31, 2017	2,604